Transacions with Related Parties	12 Months Ended
Dec. 31, 2012
Transactions wtih Related Parties [Abstract]
Transactions with related parties

4.              Transactions with Related Parties

  Altair Travel Agency S.A. (“Altair”): The Company uses the services of an affiliated travel agent, Altair, which is controlled by the Company's CEO and Chairman. Travel expenses for 2012, 2011, and 2010 amounted to $2,957, $1,799, and $1,628, respectively, and are included in Vessels, Advances for vessels construction and acquisitions and other vessel costs, Due from related parties, Vessel operating expenses and General and administrative expenses in the accompanying consolidated financial statements. The Company was also paying Altair rent for office space, parking space and a warehouse leased by DSS. The lease agreement between Altair and DSS was terminated on September 30, 2010, as Altair sold the office space, parking space and the warehouse to Universal Shipping and Real Estates Inc. Rent expense for 2010 amounted to $76, and is included in General and administrative expenses in the accompanying consolidated statements of income. At December 31, 2012, and 2011, an amount of $192 and $153, respectively, was payable to Altair and is included in Due to related parties in the accompanying consolidated balance sheets.

  Universal Shipping and Real Estates Inc. (“Universal”): Universal was acquired by the Company in October 2010. Until then Universal was a company controlled by the Company's CEO and Chairman from which the DSS was leasing office space, a warehouse and parking spaces. On October 21, 2010, Universal transferred all of its real property to DSS and the company was dissolved in November 2010. Rent expense for 2010 amounted to $304, and is included in General and administrative expenses in the accompanying consolidated statements of income. At December 31, 2012 and 2011, there were no amounts due to or from Universal.

  Diana Shipping Agencies S.A. (“DSA”): DSA was acquired by the Company in October 2010. Until then, DSA was a company controlled by the Company's CEO and Chairman, from which DSS was leasing office space, parking spaces and a warehouse. On October 21, 2010, DSA transferred all of its property to DSS and the company was dissolved in November 2010. Rent expense for 2010 amounted to $283 and is included in General and administrative expenses in the accompanying consolidated statements of income. At December 31, 2012 and 2011, there were no amounts due to or from DSA.

  Diana Enterprises Inc. (“Diana Enterprises”): Diana Enterprises is a company controlled by the Company's CEO and Chairman, and has entered into two agreements with DSS to provide brokerage services through DSS to DSI for an annual fee of $2,384 in 2012 and $1,652 in 2011, and to Diana Containerships for an annual fee of $1,040 until January 18, 2011 when Diana Containerships was deconsolidated from the Company's financial statements. The agreement has a term of five years and fees are paid quarterly in advance. For 2012, 2011 and 2010, brokerage fees amounted to $2,384, $1,704 and $1,570, respectively, and are included in General and administrative expenses in the accompanying consolidated statements of income. At December 31, 2012 and 2011 there were no amounts due to or from Diana Enterprises. (Note 18).

  Diana Containerships Inc. (“Diana Containerships”): DSS receives from Diana Containerships management fees of $15 per month for each vessel in operation and $20 per month for each laid-up vessel and 1% commissions on the gross hire and freight earned by each vessel, pursuant to management agreements between Diana Containerships vessel owning companies and DSS and $10 per month administrative fees pursuant to an administrative services agreement between Diana Containerships and DSS. After the partial spin-off of Diana Containerships (Note 3), such fees are not eliminated. Therefore, for 2012 and for the period from January 19, to December 31, 2011, revenues derived from the agreements with Diana Containerships amounted to $2,447 and $1,117, respectively, and they are separately presented as Other revenues in the accompanying consolidated statements of income. As at December 31, 2012 and 2011, there was an amount of $613 and $263, respectively, due from Diana Containerships and its vessels and is included in Due from a related party in the accompanying consolidated balance sheets. On March 1, 2013 the agreements between DSS and Diana Containerships were terminated (Note 18).

  Acquisition of affiliated entities: On October 8, 2010, the Company entered into two transfer agreements with Poinsettia Management Ltd. (“Poinsettia”), an entity affiliated with the Company's CEO and Chairman and with other executives, for the acquisition of the issued and outstanding shares of Universal and DSA for a total consideration of $21,500. The Company's Board of Directors appointed an independent committee consisting of the independent members of the Board of Directors to address any issues in connection with such acquisition and to evaluate the merits and fairness of the consideration of the transaction. The Independent Committee considered the Company's specific facts and circumstances and the developments in the domestic real estate market, obtained financial, legal and other advice as deemed appropriate and utilized multiple valuation approaches from different sources in its analysis, including but not limited to: i) independent market valuations for the entities' real property based on comparable real estate prices, ii) independent assessment of the physical condition of the real property, its fixtures and other infrastructure included within the real property and iii) discounted cash flow analyses (with reference also to the present value of the future lease outflows based upon the Company's then existing lease agreements for office space). Based upon the various inputs discussed above, the independent committee determined that the transaction was in the best interests of the Company and its stockholders and recommended the transaction to the Board. On October 21, 2010, the building and land were transferred to DSS.